Mine standby costs	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Mine standby costs
32. Mine standby costs

	December 31, 2021	December 31, 2020

Stratoni	$7,168	$—
Skouries	5,785	8,890
Lamaque	—	3,086
Other mine standby costs	2,480	1,689
	$15,433	$13,665

The Stratoni mine experienced a fall of ground on June 27, 2021. There were no injuries, however, an investigation revealed several other locations with similar ground support conditions. In line with strict safety protocols, operations at Stratoni were suspended during July and August of 2021 to remediate ground support conditions. Operations were suspended at Stratoni at the end of 2021 and the mine and plant are planned to be placed on care and maintenance during 2022.
In accordance with the Québec government-mandated restrictions to address the COVID-19 pandemic in the province, operations were temporarily suspended at Lamaque on March 25, 2020. Operations restarted on April 15, 2020.